Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2019
Subclassifications Of Assets Liabilities And Equities [Abstract]
Cash and Cash Equivalents

8. CASH AND CASH EQUIVALENTS

The following table reconciles TransGlobe's cash and cash equivalents:

($000s)	December 31, 2019	December 31, 2018
Cash	12,251	33,893
Cash equivalents	21,000	17,812
Cash and cash equivalents	33,251	51,705

As at December 31, 2019 the Company's cash equivalents balance consisted of short-term deposits with an original term to maturity at purchase of three months or less. All of the Company's cash and cash equivalents are on deposit with high credit-quality financial institutions.